Financial Risk Management - Capital Management (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management
Borrowing	$ 1,439,603	$ 1,344,817	$ 1,208,344
Less: Cash and cash equivalents	(375,783)	(281,031)
Net borrowings	1,063,820	1,063,786
Equity	$ 773,608	$ 805,286	$ 1,198,614	$ 1,222,697
Debt ratio	138.00%	132.00%